Net Loss Per Share	12 Months Ended
Apr. 30, 2023
Earnings Per Share [Abstract]
Net Loss Per Share
1 5 .	Net Loss Per Share
The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders:

	Year ended April 30
	2021	2022	2023
	JPY	JPY	JPY	US$
	(in thousands, except share and per share data)
Common Stock
Numerator:
Net loss attributable to stockholders	¥(759,484)	¥(1,109,468)	¥(1,965,491)	$(14,453)
Denominator:
Weighted average shares outstanding used to compute net loss per share, basic and diluted*	6,000,000	6,000,000	6,771,025	6,771,025
Basic and diluted	¥(126.58)	¥(184.91)	¥(290.28)	$(2.13)

*	On April 28, 2023, the Company effectuated a 600-for-one forward split. Shares have been retroactively restated.
The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect.

	As of April 30,
	2021	2022	2023

Options	1,342,200	1,243,200	1,276,800
Series B convertible preferred stock	2,212,800	2,212,800	—
Series BB convertible preferred stock	242,400	242,400	—
Series A convertible preferred stock	2,760,000	2,760,000	—
Series AA convertible preferred stock	666,600	666,600	—